Nature of operations and reorganizations - Consolidated financial information of the VIE and its subsidiaries (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)		Dec. 31, 2024 USD ($)
Current assets
Cash and cash equivalents	¥ 5,593,492		¥ 2,390,298	¥ 1,268,512	[1]	$ 766,305
Restricted cash	50,867		29,760	20,574	[1]	6,969
Short-term bank deposits, net	2,179,886		2,631,256			298,643
Receivables from online payment platforms	4,722		6,893			647
Short-term investments, net	719,755		3,093,133			98,606
Accounts and notes receivable, net	78,484		60,482			10,752
Inventories	142,552		144,850			19,530
Prepayments and other current assets, net	185,091		508,435			25,357
Total current assets	9,300,981		8,983,843			1,274,229
Non-current assets
Property, equipment and leasehold improvement, net	50,787		77,358			6,958
Intangible assets, net	52,796		69,778			7,233
Long-term investments, net	8,000		8,000			1,096
Deferred tax assets	38,067		58,263			5,215
Right-of-use assets, net	24,110		52,562			3,303
Long-term bank deposits, net	727,448		1,757,804			99,660
Other non-current assets, net	9,914		4,874			1,358
Total non-current assets	7,570,068		7,331,254			1,037,095
Total assets	16,871,049		16,315,097			2,311,324
Current liabilities
Accounts and notes payable	458,538		266,426			62,819
Contract liabilities	10,610		49,586			1,454
Salary and welfare benefits payable	73,740		39,256			10,102
Short-term loan	40,000		0			5,500
Taxes payable	126,154		77,164			17,283
Accrued expenses and other current liabilities	108,816		103,996			14,908
Lease liabilities - current portion	11,447		29,435			1,568
Total current liabilities	857,850		668,671			117,525
Non-current liabilities
Deferred tax liabilities	16,196		23,591			2,219
Lease liabilities - non-current portion	7,050		24,419			966
Total non-current liabilities	23,246		48,010			3,185
Total liabilities	881,096		716,681			120,710
Net revenues	2,748,576	$ 376,553	1,586,397	5,332,779	[2]
Cost of revenues	(1,718,006)	(235,366)	(856,329)	(2,974,981)	[2]
Excise tax on products	(304,053)	(41,655)	(342,354)	(52,668)	[2]
Operating expenses	(833,662)	(114,211)	(884,424)	(1,241,719)	[2]
Net income/(loss)	564,344	77,315	540,988	1,408,732	[1],[2]
Net cash generated from/(used in) operating activities	854,349	117,045	198,703	486,829	[1]
Net cash generated from investing activities	3,018,001	413,464	2,091,145	(4,133,040)	[1]
Net cash generated from /(used in) financing activities	(678,031)	$ (92,890)	(1,193,216)	(477,270)	[1]
Related Party
Current assets
Amounts due from related parties	346,132		118,736			47,420
Current liabilities
Amounts due to related parties	27,401		101,927			$ 3,754
VIE
Current assets
Cash and cash equivalents	1,975,345		927,097
Restricted cash	50,867		29,718
Short-term bank deposits, net	1,489,286		99,996
Receivables from online payment platforms	3,452		5,398
Short-term investments, net	612,798		2,148,719
Accounts and notes receivable, net	34,970		20,490
Inventories	81,838		72,468
Amounts due from group companies	203,905		129,214
Prepayments and other current assets, net	127,903		112,575
Total current assets	4,668,168		3,648,336
Non-current assets
Property, equipment and leasehold improvement, net	29,665		52,102
Intangible assets, net	47,364		53,672
Long-term investments, net	8,000		8,000
Deferred tax assets	24,931		42,808
Right-of-use assets, net	17,442		42,529
Long-term bank deposits, net	334,382		1,398,376
Other non-current assets, net	6,663		2,599
Total non-current assets	468,447		1,600,086
Total assets	5,136,615		5,248,422
Current liabilities
Accounts and notes payable	252,401		224,383
Contract liabilities	1,148		11,319
Salary and welfare benefits payable	42,785		19,519
Short-term loan	40,000		0
Taxes payable	30,720		36,932
Accrued expenses and other current liabilities	92,335		95,125
Amounts due to group companies	91,835		275,376
Lease liabilities - current portion	9,301		25,422
Total current liabilities	560,551		688,076
Non-current liabilities
Deferred tax liabilities	3,293		7,695
Lease liabilities - non-current portion	4,743		18,092
Total non-current liabilities	8,036		25,787
Total liabilities	568,587		713,863
Excise tax on products	(304,053)		(342,354)	(52,668)
Other income	93,321		220,220	132,736
Net income/(loss)	(190,289)		(156,037)	1,277,211
Net cash used in operating activities with group company	192,826		(210,479)	(512,685)
Other operating activities	(68,003)		202,414	641,865
Net cash generated from/(used in) operating activities	124,823		(8,065)	129,180
Loans to group companies	(233,835)		(80,805)	(450,769)
Repayment of loans from group companies	95,915		61,590	342,000
Other investing activities	1,198,041		53,451	343,317
Net cash generated from investing activities	1,060,121		34,236	234,548
Borrowings under loans from group companies	312,584		543,912	390,358
Repayment of borrowings under loans from group companies	(467,946)		(590,760)	(164,408)
Other financing activities	39,824			(763)
Net cash generated from /(used in) financing activities	(115,538)		(46,848)	225,187
VIE | Related Party
Current assets
Amounts due from related parties	87,804		102,661
Current liabilities
Amounts due to related parties	26		0
VIE | Third-party
Non-current liabilities
Net revenues	1,133,178		1,338,746	5,330,992
Cost of revenues	(813,601)		(664,660)	(2,965,169)
Operating expenses	(399,784)		(484,994)	(713,520)
VIE | Inter-group
Non-current liabilities
Net revenues	369,356		15,937	4,533
Cost of revenues	(1,188)		(1,268)	(144)
Operating expenses	¥ (267,518)		¥ (237,664)	¥ (459,549)

[1]	The Company acquired various companies on December 13, 2023, which was accounted for as an under common control transaction in accordance with ASC 805-50. The Company retrospectively adjusted the above comparative consolidated statements of cash flows in prior year. Refer to Note 1 (e) for detailed information.
[2]	The Company acquired various companies on December 13, 2023, which was accounted for as an under common control transaction in accordance with ASC 805-50. The Company retrospectively adjusted the above comparative consolidated statements of comprehensive income in prior year. Refer to Note 1 (e) for detailed information.